Investment Strategy - ABS Insights Emerging Markets Fund	Mar. 03, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing primarily in common stocks but may also invest in exchange-traded funds (“ETFs”) and other types of securities, including, but not limited to, preferred stocks and depositary receipts. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity-related instruments of emerging markets companies.

Securities considered to be economically tied to emerging market countries include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more emerging markets; (2) an issuer of securities that are principally traded in one or more emerging markets; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more emerging markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more emerging markets; (4) a governmental or quasi-governmental entity of an emerging market; or (5) any other issuer that the advisor believes may expose the Fund’s assets to the economic fortunes and risks of emerging markets. The advisor may consider an issuer to be economically tied to emerging markets even though it is based in a developed market such as the United States. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. Emerging market countries are those represented in the MSCI Emerging Markets Index. Representative emerging market countries include China, Brazil, India and Taiwan.

The equity securities in which the Fund invests are primarily publicly traded common stocks. For purposes of the Fund’s 80% policy, equity-related instruments include depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund may invest in securities of any market capitalization, and is expected to have exposure to large, mid, and small capitalization securities.

The advisor manages multiple portfolios focused on emerging markets. To achieve the Fund’s investment objective, the advisor employs a systematic process that ranks the stocks in these portfolios in order of the most heavily traded stock positions by country relative to the MSCI Emerging Markets Index (the “Index”). Securities are selected for the Fund based on these relative rankings. The advisor aims for the Fund’s country, sector, market cap, style, and position size diversification to reflect that of the Index.